INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

13.          INCOME TAXES

Cayman Islands

The Company and Ezbuy are two tax-exempted companies incorporated in the Cayman Islands and are not subject to tax on income or capital gains.

Hong Kong

Light In The Box, Lanting International Holding Limited (“Lanting International”), LightInTheBox International Logistic Co., Ltd. (“LightInTheBox Logistic”), Light Square Limited (“Light Square”), and Ezbuy HK are located in Hong Kong and subject to Hong Kong profits tax at 16.5% with respect to the profit generated from Hong Kong. It is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. A two-tiered profits tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. The Group did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the years presented.

PRC

The Company’s subsidiaries and VIEs in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ‘‘EIT Law’’), which was effective since January 1, 2008 except for the following entities eligible for preferential tax rates.

On December 22, 2016, Lanting Gaochuang obtained the High and New Technology Enterprise (“HNTE”) certificate with a validity term of three years. Lanting Gaochuang reapplied and obtained the HNTE certificate on December 2, 2019 and was eligible to an enterprise income tax rate of 15% from December 31, 2020 through December 31, 2021.

Chengdu Lanting was qualified as a software enterprise which allows it to utilize a two-year 100% exemption for 2018 and 2019 followed by a three-year half-reduced EIT rate effective for years from 2020 to 2022.

Shenzhen Ruizhihe, Beijing Lanting, Shenzhen Lanting and Jiaxing Ruili qualified as SMEs in 2021, Dongguan Herui and Chongqing Ruizhihe qualified as SMEs in 2020 and 2021, Shenzhen Lanting Jishi qualified as SME in 2019, 2020 and 2021, and therefore their taxable income will be taxed at 20% subject to certain taxable income exemptions for the respective years.

Other entities of the Group domiciled in the PRC were subject to 25% statutory income tax rate in accordance with the EIT Law in the periods presented.

Singapore

Ching International service PTE.LTD, D2D Express PTE.LTD, Avant E-Commerce Service PTE.LTD and AVANT(L) are located in Singapore and are subject to 17% statutory income tax rate with respect to the profit generated from Singapore.

The components of income before income taxes are as follows:

	Year ended December 31,
	2019	2020	2021

Cayman Islands	$11,403	$(5,216)	$(5,219)
Hong Kong SAR	(7,728)	9,010	(12,136)
PRC, excluding Hong Kong SAR, and other countries	(2,504)	12,970	40,611
Total	$1,171	$16,764	$23,256

The income tax expense comprises:

	Year ended December 31,
	2019	2020	2021

Current	$113	$55	$9,517
Deferred	—	3,363	285
Total	$113	$3,418	$9,802

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2020	2021

Deferred tax assets:
Allowance for credit losses	14	140
Allowance for inventory provision	—	145
Lease liabilities	1,662	1,810
Net operating loss carry forwards	31,312	29,062
Gross deferred tax assets	32,988	31,157
Less: Valuation allowance	(29,827)	(28,195)
Total deferred tax assets	$3,161	$2,962

Deferred tax liabilities:
Property and equipment	$(319)	$(206)
Acquired intangible assets	(1,180)	(1,048)
Operating lease ROU assets	(1,662)	(1,810)
Other income from equity investment	(3,558)	(415)
Total deferred tax liabilities	$(6,719)	$(3,479)
Net deferred tax assets	—	—
Net deferred tax liabilities	(3,558)	(517)

As of December 31, 2021, the Group had net operating losses from several of its PRC and overseas entities in the amount of $167,325, which can be carried forward to offset future taxable profits. The net operating loss from the vast majority PRC entities will expire by 2026 and for the entity qualified as HNTE will expire by 2029. For the net operating losses from overseas entities in Hong Kong and Singapore, there is no limitation of expiration.

As of December 31, 2021, the Group recorded $415 deferred tax liability for the out-side basis difference on its equity investment. All material foreign subsidiaries have deficit for the accumulated earnings.

The Group operates through its subsidiaries and VIEs and the valuation allowance is considered on each individual subsidiary and VIE basis. The Group has recognized a full valuation allowance against deferred tax assets as the Group believes that it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the near future.

Movement of valuation allowance

	Year ended December 31,
	2020	2021
Balance at beginning of the period	$31,879	$29,827
Decrease	(2,052)	(1,632)
Balance at end of the period	$29,827	$28,195

Reconciliation between the expense of income taxes computed by applying the PRC tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Year ended December 31,
	2019	2020	2021

Income before provision of income tax	$1,171	$16,764	$23,256
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	293	4,191	5,814
Non-deductible expenses	10	130	346
Statutory expense	(653)	(305)	(655)
R&D super deduction	—	—	(2,664)
Effect of preferential tax rates	(135)	(211)	122
Effect of income tax rate differences in jurisdictions other than the PRC	(2,277)	352	(892)
Deferred tax expense	(2,313)	1,313	381
Prior year true up	—	—	(594)
Unrecognized tax benefits	—	—	9,576
Changes in valuation allowances	5,188	(2,052)	(1,632)
Income tax expense	$113	$3,418	$9,802

Unrecognized Tax Benefits

As of December 31, 2019, 2020 and 2021, the Group recorded an unrecognized tax benefit of $nil, $nil and $13,101 respectively.

The unrecognized tax benefits and its related interest are primarily related to investment transfer. $13,101 of such total unrecognized tax benefits, ultimately recognized, will impact the effective tax rate. It is possible that the amount of uncertain tax benefits will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time.

A roll-forward of unrecognized tax benefits is as follows:

	Year ended December 31,
	2019	2020	2021

Beginning balance	—	—	—
Additions	—	—	13,101
Decreases	—	—	—
Ending balance	$—	$—	$13,101

During the years ended December 31, 2019, 2020 and 2021, the Group recorded insignificant late payment interest expense as part of income tax expense and did not incur any penalties. Accumulated interest expense recorded by the Group was  $34 as of December 31, 2021.

The Company and its subsidiaries’ major tax jurisdictions are Hong Kong, PRC, and Singapore. Income tax returns of the Company and its subsidiaries remain open and subject to examination by the local tax authorities of Hong Kong, PRC and Singapore until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Hong Kong, PRC and Singapore are between five and six years.